SEGMENT REPORTING - Depreciation and Amortization expenses (Details ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
SEGMENT REPORTING
Depreciation and amortization of property, equipment and software	¥ 13,600	$ 2,000	¥ 61,464	¥ 86,866
Operating Segments
SEGMENT REPORTING
Depreciation and amortization of property, equipment and software	13,584		61,464	86,866
Operating Segments | Cryptocurrency Mining
SEGMENT REPORTING
Depreciation and amortization of property, equipment and software	13,172		51,467	79,074
Operating Segments | Online game services
SEGMENT REPORTING
Depreciation and amortization of property, equipment and software	¥ 412		¥ 9,997	¥ 7,792